                                              Supplement to Prospectus Dated May 1, 2003
                                                   Supplement dated October 13, 2003

This Supplement  should be retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

WHO IS AMERICAN SKANDIA?
The following paragraph is added to this section of the prospectus:

Effective May 1, 2003,  Skandia U.S. Inc.,  the sole  shareholder  of ASI,  which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial  is a New  Jersey  insurance  holding  company  whose  subsidiary  companies  serve individual and  institutional  customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the U.S.  These  companies  offer a variety of products and services,  including life  insurance,  property and casualty insurance, mutual funds, annuities, pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

Living Benefit Programs
American  Skandia offers three different  optional  benefits,  for an additional  charge,  that can provide  investment  protection for
Owners while they are alive.  Each optional  benefit  offers a distinct type of guarantee,  regardless of the  performance  of variable investment  options,  that may be appropriate for you depending on the manner in which you intend to make use of your annuity while you are alive.  Depending on which optional  benefit you choose,  you can have  substantial  flexibility  to invest in variable  investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time; or
|X|      guaranteeing  a minimum  amount of growth  will be applied to your  principal,  if it is to be used as the basis for  lifetime income payments beginning after a waiting period.

Below is a brief summary of the three "living  benefits" that American  Skandia offers.  Please refer to the benefit  description for a complete  description  of the terms,  conditions  and  limitations of each optional  benefit.  You should consult with your  investment professional to determine if any of these optional  benefits may be appropriate for you based on your financial  needs.  There are many factors to  consider,  but we note that among them you may want to evaluate  the tax  implications  of these  different  approaches  to meeting your needs,  both between these benefits and in comparison to other potential  solutions to your needs (e.g.  comparing the tax implications of the withdrawal benefit and annuity payments).

I.       The Guaranteed  Return Option PlusSM (GRO PlusSM)  guarantees  that, after a seven-year  period following  commencement of the program  ("maturity  date") and on each  anniversary of the maturity date  thereafter,  the Owner's Account Value will not be less than the Account  Value on the  effective  date of the  program.  The program  also offers the Owner the option to elect a second, enhanced  guarantee  amount at a higher  Account  Value subject to a separate  maturity  period (and its  anniversaries).  The GRO
     PlusSM program may be appropriate if you wish to protect a principal  amount  (called the  "Protected  Principal  Value")  against market  downturns as of a specific date in the future,  but also wish to exercise  substantial  control of the  allocation of your
     Account Value amongst the variable investment options to participate in market increases.  Under the GRO PlusSM program,  you give us the right to allocate amounts to Fixed Allocations as needed to support the guarantees provided.

II.      The Guaranteed  Minimum  Withdrawal  Benefit (GMWB)  guarantees the Owner's ability to make cumulative  withdrawals  over time equal to an initial principal value (called the "Protected  Withdrawal Value"),  regardless of decreases in your Account Value due to market losses.  The GMWB program may be appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market performance will not affect your ability to protect your principal.  Taking income as withdrawals,  rather than annuity payments,  may be less tax efficient for non-qualified  uses of the Annuity,  but provides greater control over the timing and amount of withdrawals  during the accumulation  period, as well as continuing the Annuity's other benefits,  such as the death benefit.

III.
The Guaranteed  Minimum Income Benefit (GMIB)  guarantees the Owner's  ability,  after a minimum  seven-year  waiting period,  to begin receiving  income from the Annuity in the form of annuity  payments  based on a guaranteed  minimum value  (called the  "Protected
     Income Value") that increases  after the waiting  period  begins,  regardless of the impact of market  performance on your Account
     Value.  The GMIB program may be  appropriate  if you  anticipate  using your Annuity as a future  source of periodic  fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income  payments will be calculated will achieve at least a minimum amount of growth despite fluctuations in market performance.

The GRO PlusSM,  GMWB or GMIB programs may only be elected  individually,  and cannot be elected in combination with each other. Any of the living  benefits can be elected with any of the  optional  death  benefits we currently  make  available.  We deduct an  additional charge if you elect any of these  optional  benefits to compensate  American  Skandia for the  additional  insurance  risk we assume in providing the applicable guarantee under each optional benefit.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and charges for the Annuity.  Some fees and charges are assessed  against your Annuity  while others are assessed  against  assets  allocated to the variable  investment  options.  The fees and charges that are assessed  against the Annuity include the  Contingent  Deferred Sales Charge,  Transfer Fee, and Annual  Maintenance  Fee. The charges that are assessed  against the variable  investment  options are the Insurance  Charge,  which is the combination of a mortality and expense risk charge, a charge for administration  of the Annuity,  the Distribution  Charge and the charge for any optional  benefits you elect.  Each underlying  mutual fund  portfolio  assesses  a charge for  investment  management,  other  expenses  and with some  mutual  funds,  a 12b-1  charge.  The prospectus for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  mutual funds.
Tax  charges  may vary by state and in certain  states a premium  tax  charge may be  applicable.  All of these  fees and  charges  are described in more detail within the Prospectus.

The following  table  provides a summary of the fees and charges you will incur if you surrender the Annuity or transfer  Account Value among investment options.  These fees and charges are described in more detail within your Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Contingent Deferred Sales Charge*                                                                   7.5%
                                                                       The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
--------------------------------------------------------------------- ------------------------------------------------------------------
---------------------------------------------------------------------
Transfer Fee                                                                                       $10.00
                                                                            (Deducted after the 20th transfer each Annuity Year)
--------------------------------------------------------------------- ------------------------------------------------------------------

*    The following are the Contingent Deferred Sales Charges (as a percentage of each applicable Purchase Payment) upon surrender or withdrawal.

                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       Yr. 1   Yr. 2  Yr. 3  Yr. 4  Yr.   Yr. 6  Yr. 7  Yr.   Yr. 9+
                                                                     5                   8
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------
                                        7.5%   7.0%   6.5%   6.0%   5.0%  4.0%   3.0%   2.0%   0.0%
                                       ------- ------ ------ ------ ----- ------ ------ ----- -------

The  following  table  provides a summary of the  periodic  fees and charges you will incur while you own the  Annuity,  excluding  the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within your Prospectus.

---------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------
                                                            AMOUNT DEDUCTED/
                 FEE/EXPENSE                              DESCRIPTION OF CHARGE                           WHEN DEDUCTED
---------------------------------------------- -------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------
Premium Tax Charge                                 Depends on the requirements of the                        Various
                                                         applicable jurisdiction

============================================== ============================================ ===========================================
---------------------------------------------------------------------------------------------------------------------------------------
                                           ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
---------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
                             FEE/CHARGE                                                       Amount Deducted
--------------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
Annual Maintenance Fee                                                             Smaller of $35 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- -----------------------------------------------------------------
                             FEE/CHARGE                                                       Amount Deducted
--------------------------------------------------------------------- -----------------------------------------------------------------
Mortality & Expense Risk Charge                                                                    0.50%
--------------------------------------------------------------------- -----------------------------------------------------------------
Administration Charge                                                                              0.15%
--------------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
Distribution Charge**                                                                    0.60% in Annuity Years 1-8
--------------------------------------------------------------------- -----------------------------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------------------------
Total Annual Charges of the Sub-accounts***                              1.25% per year of the value of each Sub-account in Annuity
                                                                                               Years 1-8****
--------------------------------------------------------------------- -----------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The Distribution Charge in Annuity Years 9+ is 0.00%.
***  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge" as discussed in your Prospectus.
**** The Total Annual Charges of the Sub-accounts in Annuity Years 9+ are 0.65% per year of the value of each Sub-account.

The  following  table  provides a summary of the fees and charges you will incur if you elect any of the following  optional  benefits.
These fees and charges are described in more detail within your Prospectus and this Supplement.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average    1.50% in Annuity
allowing you to allocate all or a portion of your Account Value to certain Sub-accounts.    daily net assets of   Years 1-8
                                                                                              the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
We offer a program that guarantees  your ability to withdraw  amounts equal to an initial     0.35% of average    1.60% in Annuity
principal value, regardless of the impact of market performance on your Account Value.      daily net assets of   Years 1-8
                                                                                              the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)                                                     0.50% per year of    1.25% of Account
We offer a program that,  after a seven-year  waiting period,  guarantees your ability to       the average       Value in Annuity
begin  receiving  income  from your  Annuity in the form of annuity  payments  based on a     Protected Income    Years 1-8
guaranteed  minimum value (called the "Protected  Income Value") that increases after the     Value; deducted             PLUS
waiting  period  begins,  regardless of the impact of market  performance on your Account   annually in arrears   0.50% per year of
Value.                                                                                       each Annuity Year    average Protected
                                                                                                                  Income Value
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average    1.50% in Annuity
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of   Years 1-8
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                          YOUR OPTIONAL BENEFIT FEES AND CHARGES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average      1.50% in Annuity
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of         Years 1-8
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please refer to the section of the Prospectus and this  Supplement  that describe each optional  benefit for a complete  description of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*    The Total Annual Charge includes the Insurance Charge and Distribution Charge assessed against the Annuity.  If you were to elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  The
     Total Annual Charge for each optional benefit that has an Annual Charge of 0.25% will be 0.90% in Annuity Years 9+.  The Total
     Annual Charge for GMWB in Annuity Years 9+ will be 1.00%.

The  following  table  provides  the range  (minimum  and  maximum)  of the total  annual  expenses  for the  underlying  mutual  funds
("Portfolios")  as of December  31,  2002.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       3.14%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual portfolio operating expenses are those of a Portfolio that may invest in mutual funds, which also charge their own operating expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

EXPENSE EXAMPLES
The following amends the Expense Example section of the Prospectus to reflect the charges for the new optional benefits:

These examples are designed to assist you in  understanding  the various  expenses you may incur with the Annuity over certain  periods of time based on specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  (when  applicable),  Annual
Maintenance Fee, Insurance Charge,  Distribution  Charge (when applicable),  and the maximum total annual portfolio  operating expenses for the underlying  Portfolio (shown above), as well as the charges for the optional  benefits that are offered under the Annuity.  The
Securities and Exchange Commission ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$10,000 in the Annuity and received a 5% annual return on assets, and elected all optional benefits available.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-account  with the maximum  total annual  portfolio operating  expenses for the underlying  Portfolio  (shown above),  not to a Fixed  Allocation;  (b) the Insurance Charge is assessed as
0.65% per year; (c) the Distribution  Charge is assessed as 0.60% per year in Annuity Years 1 - 8 (d) the Annual  Maintenance Fee (when applicable) is reflected as an  asset-based  charge based on an assumed  average  contract size; (e) you make no withdrawals of Account
Value during the period  shown;  (f) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period shown;  (g) no tax charge  applies;  (h) the maximum total annual  portfolio  operating  expenses for the  underlying
Portfolio  (shown  above) are  reflected;  and (i) the charge for each optional  benefit is reflected as an additional  charge equal to
0.25% per year,  respectively,  for the  Guaranteed  Return  Option Plus,  the Enhanced  Beneficiary  Protection  Death Benefit and the
Highest  Anniversary Value Death Benefit and 0.35% for the Guaranteed  Minimum  Withdrawal  Benefit.  Amounts shown in the examples are rounded to the nearest dollar.

The Expense Examples do not reflect a charge for the Guaranteed Minimum Income Benefit, which is deducted annually in arrears.

Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; 2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS  - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE  OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,232                       $2,247                      $3,204                     $5,428
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $557                        $1,662                      $2,754                     $5,428
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $557                        $1,662                      $2,754                     $5,428
            ----------------------------- --------------------------- --------------------------- --------------------------

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

---------------------------------------------------------------------------------------------------------------------------------------
The  Guaranteed  Return  Option Plus  described  below is being  offered as of October 13,  2003 in those  jurisdictions  where we have received  regulatory  approval,  and will be offered  subsequently in other  jurisdictions when we receive regulatory approval in those jurisdictions.  Certain  terms and  conditions  may differ  between  jurisdictions  once  approved.  The  program can be elected by new purchasers on the Issue Date of their Annuity,  and can be elected by existing  Annuity  Owners on either the  anniversary of the Issue
Date of their Annuity or on a date other than that  anniversary,  as described  below under  "Election of the Program".  The Guaranteed
Return Option Plus is not available if you elect the Guaranteed  Return Option  program,  the  Guaranteed  Minimum  Withdrawal  Benefit rider or the Guaranteed Minimum Income Benefit rider.
---------------------------------------------------------------------------------------------------------------------------------------

We offer a program  that,  after a seven-year  period  following  commencement  of the program (we refer to the end of that  seven-year period as the "maturity  date") and on each  anniversary  of the maturity date  thereafter,  guarantees  your Account Value will not be less than your Account Value on the effective date of your program (called the "Protected  Principal  Value").  The program also offers you the  opportunity  to elect a second,  enhanced  guaranteed  amount at a later  date if your  Account  Value  has  increased,  while preserving  the  guaranteed  amount  established  on the effective  date of your program.  The enhanced  guaranteed  amount (called the
"Enhanced  Protected Principal Value") guarantees that, after a separate seven-year period following election of the enhanced guarantee and on each  anniversary  thereafter,  your  Account  Value  will not be less than your  Account  Value on the  effective  date of your election of the enhanced guarantee.

The program monitors your Account Value daily and, if necessary,  systematically  transfers amounts between variable investment options you choose and Fixed  Allocations  used to support the Protected  Principal  Value(s).  The program may be  appropriate  if you wish to protect a principal  amount  against  market  downturns  as of a specific  date in the future,  but also wish to invest in the variable investment  options to participate in market  increases.  There is an additional  charge if you elect the Guaranteed Return Option Plus program.

The guarantees  provided by the program exist only on the applicable  maturity  date(s) and on each anniversary of the maturity date(s)
thereafter.  However,  due to the  ongoing  monitoring  of your  Account  Value and the  transfer  of Account  Value  between  variable investment  options and Fixed  Allocations to support our future  guarantees,  the program may provide some protection from significant market losses if you choose to surrender the Annuity or begin receiving annuity payments prior to a maturity date.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Base Guarantee:  Under the base guarantee,  American  Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter, your Account Value will be no less than the Protected Principal Value.
     On the maturity date and on each  anniversary  after the maturity  date,  if your Account  Value is below the Protected  Principal
     Value,  American Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any  anniversary  following  commencement  of the program,  you can establish an enhanced  guaranteed amount based on your current  Account Value.  Under the enhanced  guarantee,  American  Skandia  guarantees that at the end of the seven year period  following  the  election of the enhanced  guarantee  (also  referred to as its  "maturity  date"),  and on each anniversary of the maturity date thereafter,  your Account Value will be no less than the Enhanced Protected  Principal Value. You can elect an enhanced  guarantee  more than once;  however,  a subsequent  election  supersedes  the prior election of an enhanced guarantee.  Election of an enhanced  guarantee does not impact the base  guarantee.  In addition,  you may elect an "auto step-up"
     feature that will automatically  increase your base guarantee (or enhanced  guarantee,  if previously elected) on each anniversary of the program (and create a new,  seven year  maturity  period for the new enhanced  guarantee)  if the Account  Value as of that anniversary exceeds the existing base guarantee (or enhanced  guarantee,  if previously elected) by 7% or more. You may also elect to terminate an enhanced guarantee.  If you elect to terminate the enhanced guarantee, the base guarantee will remain in effect.
     If you have  elected the enhanced  guarantee,  on the  guarantee's  maturity  date and on each  anniversary  of the maturity  date thereafter,  if your Account Value is below the Enhanced Protected Principal Value, American Skandia will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value.

Any amounts added to your Annuity will be applied,  if necessary,  to any Fixed Allocations needed to support the applicable  guarantee amount as of the maturity  date or any  anniversary  of the maturity  date.  Any remaining  amounts will be allocated  pro-rata to your
Account  Value  based on your  current  Sub-account  allocations.  We will notify you of any amounts  added to your  Annuity  under the program.  The Protected  Principal Value is referred to as the "Base Guarantee" and the Enhanced Protected  Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the  program is in effect,  will  reduce the base  guarantee  under the  program as well as any enhanced  guarantee.  Cumulative annual  withdrawals up to 5% of the Protected  Principal Value as of the effective date of the program
(adjusted  for any  subsequent  Purchase  Payments  and any Credits  applied to such  Purchase  Payments)  will  reduce the  applicable guaranteed amount by the actual amount of the withdrawal  (referred to as the  "dollar-for-dollar  limit").  If the amount withdrawn is greater  than the  dollar-for-dollar  limit,  the portion of the  withdrawal  equal to the  dollar-for-dollar  limit will be treated as described  above,  and the portion of the  withdrawal in excess of the  dollar-for-dollar  limit will reduce the base guarantee and the enhanced  guarantee  proportionally,  according  to the formula as  described  in the rider for this  benefit (see the examples of this calculation  below).  Withdrawals will be taken pro-rata from the variable  investment options and any Fixed  Allocations.  Withdrawals will be subject to all other  provisions of the Annuity,  including any  Contingent  Deferred  Sales Charge or Market Value  Adjustment
that would apply.

Charges for other  optional  benefits under the Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed  amount under the  Guaranteed  Return Option Plus program,  however,  any partial  withdrawals in payment of charges for the
Plus40(TM)Optional Life Insurance Rider will be treated as withdrawals and will reduce the applicable guaranteed amount.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the
GRO PlusSM program are October 13, 2003; 2.) an initial  Purchase  Payment of $250,000;  3.) a base guarantee  amount of $250,000;  and
4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 29, 2003 (in the first Annuity Year).  No prior  withdrawals  have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still  within the first  Annuity  Year).  The Account  Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on December 19, 2004 (second Annuity Year).  The Remaining Limit has been reset to the  dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The  Remaining  Limit for the balance of the second  Annuity Year is also  reduced by the amount  withdrawn  (from  $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have discretion over the allocation of your Account Value that remains allocated in the variable  investment  options.
However,  we reserve the right to prohibit  investment in certain  Portfolios if you participate in the program.  Account Value is only transferred  to and  maintained  in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is necessary to support our guarantee(s)  under the program.  This  permits your Annuity to  participate  in the upside  potential of the  Sub-accounts  while only transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  We monitor  fluctuations in your Account
Value  each  business  day,  as well as the  prevailing  interest  rates on Fixed  Allocations,  the  remaining  duration(s)  until the applicable  maturity  date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation  trigger", which  determines  whether  Account  Value must be  transferred  to or from Fixed  Allocation(s).  While you are not notified when your
Account Value reaches a reallocation  trigger,  you will receive a confirmation  statement indicating the transfer of a portion of your
Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed Allocation to support the applicable  guaranteed  amount, all or a portion of those amounts may be transferred from the
     Fixed Allocation and re-allocated to the variable  investment  options pro-rata according to your current  allocations  (including the model  allocations  under any asset  allocation  program you may have elected).  A Market Value  Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your Account  Value in the variable  investment options  will be  transferred  to a new Fixed  Allocation(s)  to support  the  applicable  guaranteed  amount.  These  amounts are transferred on a pro-rata basis from the variable  investment  options.  The new Fixed  Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable  maturity  date(s).  The Account Value  allocated to the new Fixed  Allocation(s)
     will be credited with the fixed  interest  rate(s) then being  credited to a new Fixed  Allocation(s)  maturing on the  applicable maturity  date(s) (rounded to the next highest yearly  duration).  The Account Value will remain invested in each applicable Fixed
     Allocation  until the  applicable  maturity date unless,  at an earlier  date,  your Account Value is greater than or equal to the reallocation  trigger and,  therefore,  amounts can be  transferred  to the variable  investment  options  while  maintaining  the guaranteed protection under the program (as described above).

=======================================================================================================================================
If a significant  amount of your Account Value is systematically  transferred to Fixed  Allocations to support the Protected  Principal
Value and/or the Enhanced  Protected  Principal Value during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the variable  investment  options if there is a subsequent market recovery.  During the period prior to the maturity date of the base guarantee or any enhanced  guarantee,  or any anniversary of such maturity date(s), a significant  portion of your Account Value may be allocated to Fixed  Allocations to support any applicable  guaranteed  amount(s).  If your Account  Value is less than the  reallocation  trigger and new Fixed  Allocations  must be  established  during  periods where the interest  rate(s) being  credited to such Fixed  Allocations  is extremely  low, a larger  portion of your Account Value may need to be transferred to Fixed Allocations to support the applicable guaranteed amount(s).
=======================================================================================================================================

Separate Fixed Allocations may be established in support of the Protected  Principal Value and the Enhanced  Protected  Principal Value
(if elected).  There may also be circumstances  when a Fixed Allocation will be established only in support of the Protected  Principal
Value or the  Enhanced  Protected  Principal  Value.  If you elect an  enhanced  guarantee,  it is more  likely  that a portion of your
Account  Value may be allocated to Fixed  Allocations  and will remain  allocated  for a longer  period of time to support the Enhanced
Protected  Principal Value,  even during a period of positive market  performance  and/or under  circumstances  where Fixed Allocations would not be necessary to support the Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed  Allocations  in support of the Protected  Principal Value are transferred to the variable  investment  options while Fixed Allocations in support of an
Enhanced  Protected  Principal  Value are not transferred  because they must remain invested in the Fixed  Allocation in support of the higher enhanced guarantee.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism and/or the reallocation  trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option  Plus  program  can be elected at the time that you  purchase  your  Annuity,  or on any  business  day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation  in good order at our home office,  and the  guaranteed  amount will be based on your Account Value as of that date.  If you  previously  elected the  Guaranteed  Return Option  program and wish to elect the
Guaranteed  Return Option Plus program,  your prior  Guaranteed  Return Option  program will be terminated  (including  the  guaranteed amount(s))  and the  Guaranteed  Return  Option Plus program will be added to your Annuity  based on the current  Account  Value.  This election of GRO PlusSM may result in a market value adjustment, which could increase or decrease your Account Value.

Termination of the Program
The Annuity  Owner can elect to terminate  the enhanced  guarantee  but maintain the  protection  provided by the base  guarantee.  The
Annuity Owner also can terminate  the  Guaranteed  Return Option Plus program  entirely.  An Annuity Owner who  terminates  the program entirely can  subsequently  elect to  participate  in the program  again (based on the Account  Value on that date) by  furnishing  the documentation we require.  In a rising market,  an Annuity Owner could, for example,  terminate the program on a given business day and two weeks later  reinstate the program with a higher base guarantee (and a new maturity date).  However,  your ability to reinstate the program is limited by the  following:  (A) in any Annuity  Year,  we do not permit more than two  program  elections  and (B) a program reinstatement cannot be effected on the same business day on which a program termination was effected.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date Account  Value is applied to begin  annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate the program prior to the  applicable  maturity  date,  the  Guaranteed  Return  Option Plus will no longer  provide a guarantee of your
Account  Value.  The surviving  spouse may elect the benefit at any time after the death of the Annuity Owner.  The surviving  spouse's election  will be effective on the business day that we receive the required  documentation  in good order at our home office,  and the
Account Value on that business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return Option Plus program will no longer be deducted from your Account Value upon  termination  of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment  options.  No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity  Owners  cannot  allocate any portion of Purchase  Payments or transfer  Account  Value to or from a Fixed  Allocation while participating in the program,  and cannot participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to the variable investment options.
|X|      Additional  Purchase Payments  (including any credits associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any additional  Purchase Payments  (including any credits associated with such Purchase Payments) may be allocated by us to Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.

Charges under the Program
We deduct a charge equal to 0.25% of Account Value per year to  participate in the  Guaranteed  Return Option Plus program.  The annual charge is deducted  daily against your Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed  Allocations under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia  for:  (a) the risk that your
Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed  Minimum  Withdrawal  Benefit  program  described  below is being offered as of October 13, 2003 in those  jurisdictions where we have  received  regulatory  approval  and will be offered  subsequently  in other  jurisdictions  when we  receive  regulatory approval in those  jurisdictions.  Certain  terms and  conditions  may differ  between  jurisdictions  once  approved.  Currently,  the program  can only be elected by new  purchasers  on the Issue  Date of their  Annuity.  We may offer the  program to  existing  Annuity
Owners in the future,  subject to our eligibility  rules and restrictions.  The Guaranteed  Minimum  Withdrawal  Benefit program is not available if you elect the Guaranteed Return Option, Guaranteed Return Option Plus, or the Guaranteed Minimum Income Benefit rider.
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We offer a program  that  guarantees  your ability to withdraw  amounts  equal to an initial  principal  value  (called the  "Protected
Withdrawal  Value"),  regardless of the impact of market performance on your Account Value,  subject to our program rules regarding the timing and amount of  withdrawals.  The program may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure  that  market  performance  will not affect  your  ability to  protect  your  principal.  You are not  required  to make withdrawals  as part of the program - the  guarantee is not lost if you withdraw  less than the maximum  allowable  amount of principal each year under the rules of the program.  There is an  additional  charge if you elect the GMWB  program;  however,  the charge may be waived under certain circumstances described below.

KEY FEATURE - Protected Withdrawal Value
The Protected  Withdrawal  Value is the total amount that we guarantee will be available to you through  withdrawals  from your Annuity and/or  benefit  payments,  regardless of the impact of market  performance on your Account Value.  The Protected  Withdrawal  Value is reduced with each  withdrawal you make until the Protected  Withdrawal  Value is reduced to zero. When the Protected  Withdrawal  Value is reduced to zero due to your  withdrawals,  the GMWB program  terminates.  Additionally,  the Protected  Withdrawal  Value is used to determine the maximum annual amount that you can withdraw from your Annuity,  called the Protected Annual  Withdrawal  Amount,  without triggering an adjustment in the Protected  Withdrawal  Value.  The Protected  Withdrawal  Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The Protected  Withdrawal Value is determined as of the date you make your first  withdrawal under the Annuity  following your election of the GMWB  program.  The initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account Value on the date you elect the GMWB program,  plus any additional  Purchase Payments and any Credits that may be applied to such Purchase Payments before the date of your  first  withdrawal;  or (B) the  Account  Value as of the  date of the  first  withdrawal  from  your  Annuity.  The  Protected
Withdrawal Value may be enhanced by increases in your Account Value due to market  performance  during the period between your election of the GMWB program and the date of your first withdrawal.

|X|      If you elect the GMWB program at the time you purchase your Annuity,  the Account Value will be your initial  Purchase Payment plus any Credit applied to such Purchase Payment.

|X|      If we offer the GMWB  program to existing  Annuity  Owners,  the Account  Value on the  anniversary  of the Issue Date of your
     Annuity following your election of the GMWB program will be used to determine the initial Protected Withdrawal Value.

|X|      If you make additional  Purchase  Payments after your first  withdrawal,  the Protected  Withdrawal Value will be increased by the amount of the additional Purchase Payment and any Credits that we apply to the Purchase Payment.

You may elect to step-up your Protected  Withdrawal  Value if, due to positive market  performance,  your Account Value is greater than the Protected  Withdrawal  Value. You are eligible to step-up the Protected  Withdrawal Value on or after the 5th contract  anniversary following the first  withdrawal  under the GMWB program.  The  Protected  Withdrawal  Value can be stepped up again on or after the 5th contract  anniversary  following the preceding step-up.  If you elect to step-up the Protected  Withdrawal Value, you must do so during the 30-day period prior to your  eligibility  date. If you elect to step-up the Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges under the GMWB program have changed for new purchasers,  your program may be subject to the new charge going forward.

Upon election of the step-up,  we reset the Protected  Withdrawal  Value to be equal to the then current  Account  Value.  For example, assume your  initial  Protected  Withdrawal  Value was  $100,000  and you have made  cumulative  withdrawals  of $40,000,  reducing the
Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal Value, your Account Value is equal to $75,000.  You could elect to step-up the Protected  Withdrawal  Value to $75,000 on the date you are  eligible.  Upon election of the step-up,  we also reset the Protected Annual Withdrawal Amount (discussed  immediately  below) to be equal to the greater of (A)
the Protected Annual Withdrawal Amount  immediately prior to the reset; and (B) 7% of the Protected  Withdrawal Value immediately after the reset.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial  Protected Annual  Withdrawal  Amount is equal to 7% of the Protected  Withdrawal  Value.  Under the GMWB program,  if your cumulative  withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount,  your Protected  Withdrawal
Value  will be  reduced  on a  "dollar-for-dollar"  basis (the  Protected  Withdrawal  Value is  reduced  by the  actual  amount of the withdrawal,  including any CDSC or MVA that may apply).  Cumulative  withdrawals  in any Annuity Year that exceed the Protected  Annual
Withdrawal  Amount  trigger a  proportional  adjustment to both the Protected  Withdrawal  Value and the  Protected  Annual  Withdrawal
Amount,  as described in the rider for this benefit (see the examples of this  calculation  below).  The  Protected  Annual  Withdrawal
Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

The GMWB  program  does not affect your ability to make  withdrawals  under your  Annuity or limit your ability to request  withdrawals that exceed the  Protected  Annual  Withdrawal  Amount.  You are not  required to withdraw all or any portion of the  Protected  Annual
Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected  Annual  Withdrawal  Amount in any Annuity Year, you cannot carry-over  the unused  portion of the Protected  Annual  Withdrawal  Amount to subsequent  Annuity  Years.  However,  because the
     Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused
     Protected  Annual  Withdrawal  Amount may extend the period of time until the remaining  Protected  Withdrawal Value is reduced to zero.
|X|      Additional  Purchase Payments will increase the Protected Annual  Withdrawal  Amount by 7% of the applicable  Purchase Payment
     (and any Credits we apply to such Purchase Payment).
|X|      If the Protected Annual  Withdrawal  Amount after an adjustment  exceeds the Protected  Withdrawal Value, the Protected Annual
     Withdrawal Amount will be set equal to the Protected Withdrawal Value.

The following  examples of dollar-for  dollar and proportional  reductions and the reset of the Maximum Annual Benefit assume that: 1.)
the Issue Date and the effective  date of the GMWB program are October 13, 2003;  2.) an initial  Purchase  Payment of $250,000;  3.) a
Protected Withdrawal Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity Year).  No prior  withdrawals  have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
o        The Protected Withdrawal Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The  remaining  Protected  Annual  Withdrawal  Amount for the balance of the first  Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 13, 2003 (still  within the first  Annuity  Year).  The Account  Value  immediately before the withdrawal is $220,000.  As the amount withdrawn  exceeds the remaining  Protected Annual  Withdrawal  Amount of $7,500 from
Example 1:
o        the  Protected  Withdrawal  Value is first reduced by the  remaining  Protected  Annual  Withdrawal  Amount (from  $240,000 to
     $232,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 - $7,500, or $2,500).
o        B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 - $7,500, or $212,500).
     The resulting Protected Withdrawal Value is: $232,500 x ( 1 - $2,500 / $212,500), or $229,764.71.
o        the Protected  Annual  Withdrawal  Amount is also reduced by the ratio of A to B: The resulting  Protected  Annual  Withdrawal
     Amount is: $17,500 x ( 1 - $2,500 / $212,500), or $17,294.12.
o        The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit

A $10,000  withdrawal is made on October 13, 2004 (second Annuity Year).  The remaining  Protected  Annual  Withdrawal  Amount has been reset to the  Protected  Annual  Withdrawal  Amount of  $17,294.12  from Example 2. As the amount  withdrawn is less than the remaining
Protected Annual Withdrawal Amount:
o        the  Protected  Withdrawal  Value is  reduced  by the  amount  withdrawn  (i.e.,  reduced  by  $10,000,  from  $229,764.71  to
         $219,764.71).
o        The remaining  Protected  Annual  Withdrawal  Amount for the balance of the second  Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

BENEFITS UNDER THE GMWB PROGRAM

|X|      In addition to any  withdrawals  you make under the GMWB program,  market  performance  may reduce your Account Value. If your
     Account Value is equal to zero, and you have not received all of your Protected  Withdrawal  Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected  Withdrawal Value in the form of fixed,  periodic payments until the remainder of the Protected  Withdrawal Value is paid, at which time the rider terminates.  The fixed,  periodic payments  will each be equal to the  Protected  Annual  Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value. We will determine the duration for which periodic  payments will continue by dividing the
     Protected  Withdrawal Value by the Protected Annual  Withdrawal  Amount.  You will not have the right to make additional  Purchase
     Payments or receive the remaining  Protected  Withdrawal Value in a lump sum. You can elect the frequency of payments,  subject to our rules then in effect.

|X|      If the death benefit under the Annuity  becomes  payable  before you have received all of your Protected  Withdrawal  Value in the form of withdrawals from your Annuity,  your Beneficiary has the option to elect to receive the remaining Protected Withdrawal
     Value as an  alternate  death  benefit  payout in lieu of the amount  payable  under any other death  benefit  provided  under the
     Annuity.  The remaining Protected Withdrawal Value will be payable in the form of fixed,  periodic payments.  Your beneficiary can elect the frequency of payments,  subject to our rules then in effect.  We will determine the duration for which periodic payments will continue by dividing the Protected  Withdrawal  Value by the Protected Annual  Withdrawal  Amount.  The Protected  Withdrawal
     Value is not equal to the Account  Value for purposes of the  Annuity's  other death  benefit  options.  The GMWB program does not increase or decrease the amount  otherwise  payable under the Annuity's other death benefit options.  Generally,  the GMWB program would be of value to your  Beneficiary  only when the Protected  Withdrawal Value at death exceeds any other amount available as a death benefit.

|X|      If you elect to begin receiving  annuity payments before you have received all of your Protected  Withdrawal Value in the form of withdrawals from your Annuity,  an additional  annuity payment option will be available that makes fixed annuity payments for a certain period,  determined by dividing the Protected  Withdrawal Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity  payments  calculated in this manner,  the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed  interest rate on other annuity payment options we offer.  This 0% assumed interest rate results in lower annuity  payments than what would have been paid if the assumed  interest rate was higher than 0%. You can also elect to terminate the GMWB program and begin  receiving  annuity  payments  based on your then current  Account Value (not the  remaining  Protected
     Withdrawal Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under the GMWB program are subject to all of the terms and conditions of the Annuity,  including any CDSC and MVA that may apply.  Amounts  withdrawn up to the Protected Annual  Withdrawal  Amount will generally not be subject to any applicable
     CDSC since they are less than the amount available under any free withdrawal provision of your Annuity.
|X|      Withdrawals  made  while the GMWB  program  is in  effect  will be  treated,  for tax  purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB program does not directly  affect the Annuity's  Account Value or Surrender  Value,  but any withdrawal will decrease the Account Value by the amount of the withdrawal.  If you surrender your Annuity,  you will receive the current  Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your  Annuity  while your  Account  Value is greater  than zero  without  purchasing  the GMWB program.  The GMWB program  provides a guarantee that if your Account Value declines due to market  performance,  you will be able to receive your Protected Withdrawal Value in the form of periodic benefit payments.
|X|      We reserve the right to impose  restrictions  on the allocation of your Account Value,  including  prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model,  although it is not our current requirement.

Election of the Program
Currently,  the GMWB program can only be elected at the time that you  purchase  your  Annuity.  In the future,  we may offer  existing
Annuity  Owners the  option to elect the GMWB  program  after the Issue Date of their  Annuity,  subject to our  eligibility  rules and restrictions.  If you elect the GMWB  program  after the Issue Date of your  Annuity,  the  program  will be  effective  as of the next anniversary  date. Your Account Value as of such  anniversary  date will be used to calculate the initial  Protected  Withdrawal  Value and the initial Protected Annual Withdrawal Amount.

We reserve the right to restrict the maximum  amount of Protected  Withdrawal  Value that may be covered  under the GMWB program  under this Annuity or any other annuities that you own that are issued by American Skandia or its affiliated companies.

Termination of the Program
The program  terminates  automatically when your Protected  Withdrawal Value reaches zero based on your withdrawals.  You may terminate the program at any time by notifying  us. If you  terminate the program,  any  guarantee  provided by the benefit will  terminate as of the date the  termination is effective.  The program  terminates  upon your  surrender of the Annuity,  upon due proof of death (unless your surviving  spouse elects to continue the Annuity and the GMWB program or your  Beneficiary  elects to receive the amounts  payable under the GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

The charge for the GMWB program will no longer be deducted from your Account Value upon termination of the program.

Charges under the Program
Currently,  we deduct a charge equal to 0.35% of Account  Value per year to purchase the GMWB  program.  The annual  charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value  allocated to Fixed  Allocations  under the program is not subject to the charge.

|X|      If, during the seven Annuity Years following the effective date of the program,  you do not make any  withdrawals,  and do not make any additional  Purchase  Payments  after a five-year  period  following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual charge going forward.  If you make an additional  Purchase Payment following the waiver of the annual charge, we will begin charging for the program.

|X|      If you elect to step-up the Protected  Withdrawal Value under the program,  and on the date you elect to step-up,  the charges under the program have changed for new purchasers, your program may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Roth IRA or Tax Sheltered
Annuity (or  403(b)),  the minimum  distribution  rules under the Code  require  that you begin  receiving  periodic  amounts from your
Annuity  beginning  after age 70 1/2. The amount required under the Code may exceed the Protected  Annual  Withdrawal  Amount,  which will cause us to  recalculate  the  Protected  Withdrawal  Value and the Protected  Annual  Withdrawal  Amount,  resulting in a lower amount payable in future  Annuity  Years.  In  addition,  the amount and  duration of payments  under the  annuity  payment and death  benefit provisions  may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax  considerations  such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

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The Guaranteed Minimum Income Benefit program described below is being offered as of October 13, 2003 in those  jurisdictions  where we have received  regulatory  approval,  and will be offered  subsequently in other  jurisdictions when we receive regulatory  approval in those  jurisdictions.  Certain terms and conditions may differ between  jurisdictions  once approved.  Currently,  the program can only be elected by new  purchasers on the Issue Date of their  Annuity.  We may offer the program to existing  Annuity Owners in the future, subject to our  eligibility  rules and  restrictions.  The Guaranteed  Minimum Income Benefit program is not available if you elect the
Guaranteed Return Option program, Guaranteed Return Option Plus program or the Guaranteed Minimum Withdrawal Benefit rider.
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We offer a program that,  after a seven-year  waiting period,  guarantees  your ability to begin receiving  income from your Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the  "Protected  Income  Value") that  increases  after the waiting period begins,  regardless of the impact of market  performance on your Account Value.  The program may be appropriate  for you if you anticipate  using your Annuity as a future source of periodic  fixed income  payments for the remainder of your life and wish to ensure that the basis upon which your income  payments  will be  calculated  will achieve at least a minimum  amount of growth  despite fluctuations in market performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The Protected  Income Value is the minimum amount that we guarantee will be available (net of any applicable  premium  taxes),  after a waiting  period of at least  seven  years,  to begin  receiving  fixed  annuity  payments.  The  Protected  Income  Value is  initially established on the effective  date of the GMIB program and is equal to your Account Value on such date.  The Protected  Income Value is increased  daily based on an annual growth rate of 5%,  subject to the  limitations  described  below.  The  Protected  Income Value is referred  to as the  "Protected  Value"  in the rider we issue  for this  benefit.  The 5% annual  growth  rate is  referred  to as the
"Roll-Up Percentage" in the rider we issue for this benefit.

The Protected  Income Value is subject to a limit of 200% (2X) of the sum of the Protected  Income Value  established  on the effective date of the GMIB program plus any additional  Purchase  Payments and any Credits that are applied to such Purchase  Payments made after the waiting period begins  ("Maximum  Protected  Income Value"),  minus the sum of any reductions in the Protected  Income Value due to withdrawals you make from the Annuity after the waiting period begins.

|X|      Subject to the maximum  age/durational  limits  described  immediately  below, we will no longer increase the Protected Income
     Value by the 5% annual  growth rate once you reach the Maximum  Protected  Income Value.  However,  we will increase the Protected
     Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such Purchase Payments after you reach the Maximum Protected Income Value.  Further,  if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary  date on or immediately  following the Annuitant's 80th birthday or the 7th anniversary of the later of the effective date of the GMIB program or the effective date of the most recent  step-up.  However,  we will increase the Protected Income Value by the amount of any additional  Purchase  Payments and any Credits applied to such Purchase  Payments.
     Further, if you make withdrawals after the Annuitant reaches the maximum  age/duration limits, we will reduce the Protected Income
     Value by the proportional impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value, if you make an additional  Purchase  Payment,  we will increase the Protected
     Income Value by the amount of the Purchase Payment  (including any Credits that may be applied to your Account Value based on such
     Purchase Payment) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

|X|      As  described  below,  after the waiting  period  begins,  cumulative  withdrawals  each Annuity Year that are up to 5% of the
     Protected  Income  Value will reduce the  Protected  Income Value by the amount of the  withdrawal.  Cumulative  withdrawals  each
     Annuity Year in excess of 5% of the Protected  Income Value will reduce the Protected  Income Value  proportionately.  Withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value  proportionately.  The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up  the Protected  Income Value - You may elect to "step-up" or "reset" your  Protected  Income Value if your Account Value is greater than the current  Protected Income Value. Upon exercise of the step-up  provision,  your initial Protected Income Value will be reset equal to your current  Account Value.  From the date that you elect to step-up the Protected  Income Value,  we will apply the 5%
annual growth rate to the stepped-up  Protected  Income Value, as described  above.  You can only exercise the step-up  provision twice while the GMIB program is in effect, and only while the Annuitant is less than age 76.

|X|      A new seven-year  waiting period will be established  upon the effective date of your election to step-up the Protected Income
     Value.  You cannot  exercise  your right to begin  receiving  annuity  payments  under the GMIB  program  until the end of the new waiting period.
|X|      The Maximum  Protected  Income Value will be reset as of the effective date of any step-up.  The new Maximum  Protected Income
     Value will be equal to 200% of the sum of the Protected  Income Value as of the effective  date of the step-up plus any subsequent
     Purchase  Payments and any Credits applied to such Purchase  Payments,  minus the impact of any withdrawals  after the date of the step-up.
|X|      When determining the guaranteed  annuity purchase rates for annuity payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to step-up the  Protected  Income  Value  under the  program,  and on the date you elect to step-up,  the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charge going forward.

Impact of Withdrawals on the Protected  Income Value - Cumulative  withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected  Income Value on a  "dollar-for-dollar"  basis (the Protected Income Value is reduced by the actual amount of the  withdrawal).  Cumulative  withdrawals in any Annuity Year in excess of 5% of the Protected  Income Value will reduce the Protected
Income Value  proportionately  (see the examples of this  calculation  below).  The 5% annual  withdrawal  amount is determined on each anniversary  of the Issue Date (or on the Issue Date for the first  Annuity  Year) and  applies to any  withdrawals  during the Annuity
Year. This means that the amount  available for  withdrawals  each Annuity Year on a  "dollar-for-dollar"  basis is adjusted to reflect changes in the Protected Income Value during the prior Annuity Year.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the
GMIB program are October 13, 2003; 2.) an initial  Purchase  Payment of $250,000;  3.) an initial  Protected  Income Value of $250,000;
and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.  Immediately prior to the withdrawal,  the Protected Income Value is $251,038.10  (the initial value  accumulated for 31 days at an annual effective rate of 5%).  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second $10,000  withdrawal is taken on December 13, 2003 (still within the first Annuity Year).  Immediately  before the  withdrawal, the Account Value is $220,000 and the Protected  Income Value is $242,006.64.  As the amount  withdrawn  exceeds the Remaining Limit of
$2,500 from Example 1:
o        the Protected Income Value is first reduced by the Remaining Limit (from 242,006.64 to 239,506.64);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).
     The resulting Protected Income Value is: $239,506.64 x ( 1 - $7,500 / $217,500), or $231,247.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal  is made on the first  anniversary  of the Issue Date,  October  13, 2004  (second  Annuity  Year).  Prior to the withdrawal,  the Protected  Income Value is  $240,870.56.  The Remaining  Limit is reset to 5% of this amount,  or  $12,043.53.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,870.56 to $230,870.56).
o        The Remaining  Limit for the balance of the second Annuity Year is also reduced by the amount  withdrawn  (from  $12,043.53 to
         $2,043.53).

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the  Protected  Income  Value to one of the  available  GMIB Annuity  Payment  Options on any  anniversary  date following the initial waiting period, or any subsequent  waiting period  established upon your election to step-up the Protected Income
Value.  Once you have  completed  the waiting  period,  you will have a 30-day  period each year,  prior to the  contract  anniversary, during which you may elect to begin  receiving  annuity  payments under one of the available  GMIB Annuity  Payment  Options.  You must elect one of the GMIB  Annuity  Payment  Options by the  anniversary  of the  Annuity's  Issue  Date on or  immediately  following  the
Annuitant's  95th birthday,  except for Annuities used as a funding  vehicle for an IRA, SEP IRA or 403(b),  in which the case you must elect one of the GMIB  Annuity  Payment  Options by the  anniversary  of the  Annuity's  Issue  Date on or  immediately  following  the
Annuitant's 92nd birthday.

The amount of each GMIB Annuity  Payment  will be  determined  based on the age and,  where  permitted by law, sex of the  Annuitant by applying  the  Protected  Income  Value (net of any  applicable  premium tax that may be due) to the GMIB  Annuity  Payment  Option you choose.  We use special  annuity  purchase  rates to calculate the amount of each payment due under the GMIB Annuity  Payment  Options.
These special rates for the GMIB Annuity Payment Options are calculated  using an assumed  interest rate factor that provides for lower growth in the value  applied to produce  annuity  payments than if you elected an annuity  payment  option that is not part of the GMIB program.  These  special  rates  also  are  calculated  using  other  factors  such as "age  setbacks"  (use of an age  lower  than the
Annuitant's  actual age) that result in lower  payments than would result if you elected an annuity  payment option that is not part of the GMIB  program.  Use of an age setback  entails a longer  assumed  life for the  Annuitant  which in turn  results in lower  annuity payments.

On the date that you elect to begin receiving GMIB Annuity  Payments,  we guarantee that your payments will be calculated based on your
Account  Value and our then current  annuity  purchase  rates if the payment  amount  calculated  on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly  annuity  payments  will be made until the death of the  Annuitant.  If the  Annuitant  dies before  having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this  option,  monthly  annuity  payments  will be made until the death of both the  Annuitant  and the Joint  Annuitant.  If the
Annuitant and the Joint  Annuitant die before having received 120 monthly  annuity  payments,  the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
|X|      If the Annuitant  dies first,  we will continue to make payments  until the later of the death of the Joint  Annuitant and the end of the period certain.  However,  if the Joint Annuitant is still receiving annuity payments  following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
|X|      If the Joint  Annuitant  dies first,  we will continue to make payments  until the later of the death of the Annuitant and the end of the period certain.

You cannot  withdraw your Account Value or the Protected  Income Value under either GMIB Annuity  Payment Option once annuity  payments have begun.  We may make other payout frequencies available, such as quarterly, semi-annually or annually.

Other Important Considerations
|X|      The GMIB program does not directly  affect the Annuity's  Account  Value,  Surrender  Value or the amount payable under either the basic death benefit  provision of the Annuity or any optional  death benefit  provision.  If you surrender  your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
|X|      The Annuity offers other annuity  payment  options that you can elect which do not impose an additional  charge,  but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit  subsequent  purchase  payments if we determine,  at our sole  discretion, that based on the timing of your Purchase  Payments and withdrawals,  your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at Purchase Payments which are  disproportionately  larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
|X|      We reserve the right to impose  restrictions  on the allocation of your Account Value,  including  prohibiting  allocations to certain Portfolios.  We may also require that you allocate your Account Value according to an asset allocation model.
|X|      If you change the Annuitant  after the effective  date of the GMIB program,  the period of time during which we will apply the
     5% annual growth rate may be changed based on the age of the new  Annuitant.  If the new Annuitant  would not be eligible to elect the GMIB program based on his or her age at the time of the change, then the GMIB program will terminate.
|X|      Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
|X|      At the time you elect to begin  receiving  annuity  payments under the GMIB program or under any other annuity  payment option we make  available,  the  protection  provided by the Annuity's  basic death benefit or any optional  death benefit  provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase  your Annuity.  The Annuitant  must be age 75 or less as of the effective date of the GMIB program.  In the future,  we may offer  existing  Annuity Owners the option to elect the GMIB program after the Issue Date of their  Annuity,  subject to our  eligibility  rules and  restrictions.  If you elect the GMIB program after the
Issue Date of your Annuity,  the program will be effective as of the next  anniversary  date.  Your Account Value as of the anniversary date will be used to calculate the Protected Income Value as of the effective date of the program.

Termination of the Program
The GMIB  program  cannot be  terminated  by the Owner once  elected.  The GMIB  program  automatically  terminates  as of the date the
Annuity is fully  surrendered,  on the date the death benefit is payable to your  Beneficiary  (unless your surviving  spouse elects to continue the Annuity),  or on the date that your Account Value is transferred to begin making  annuity  payments.  The GMIB program may also be  terminated  if you  designate a new  Annuitant  who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Upon  termination  of the GMIB program we will deduct the charge from your Account  Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the  average  Protected  Income  Value for the period  the  charge  applies.
Because the charge is calculated  based on the average  Protected  Income Value,  it does not increase or decrease  based on changes to the Annuity's  Account Value due to market  performance.  If the average  Protected  Income Value  increases,  the dollar amount of the annual charge will increase, while a decrease in the Protected Income Value will decrease the dollar amount of the charge.

The charge is deducted  annually in arrears  each  Annuity  Year on the  anniversary  of the Issue Date of the  Annuity.  We deduct the amount of the charge pro-rata from the Account Value allocated to the variable  investment  options and the Fixed  Allocations.  No MVA will apply to Account Value deducted from a Fixed  Allocation.  If you surrender your Annuity,  begin receiving  annuity payments under the GMIB program or any other annuity  payment  option we make  available  during an Annuity Year, or the GMIB program  terminates,  we will deduct the charge for the portion of the Annuity Year since the prior  anniversary of the Annuity's  Issue Date (or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

ASAP III - SUPP. (10/13/2003)                                                                                     OPBEN-ASAP3 PROS

                                            Supplement to Prospectus Dated May 1, 2003
                                                 Supplement dated October 13, 2003

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

WHO IS AMERICAN SKANDIA?
The following paragraph is added to this section of the prospectus:

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies  serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

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The  Guaranteed  Return Option Plus  described  below is being offered as of October 13, 2003 in those  jurisdictions  where we have received regulatory  approval,  and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.  Certain terms and  conditions  may differ between  jurisdictions  once  approved.  The program can be elected by new purchasers  on the Issue Date of their  Annuity,  and can be elected by existing  Annuity  Owners on either the  anniversary  of the
Issue Date of their  Annuity or on a date other than that  anniversary,  as described  below under  "Election of the  Program".  The
Guaranteed  Return  Option  Plus is not  available  if you elect the  Guaranteed  Return  Option  program,  the  Guaranteed  Minimum
Withdrawal Benefit rider or the Guaranteed Minimum Income Benefit rider.
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We offer a program that,  after a seven-year  period  following  commencement of the program (we refer to the end of that seven-year period as the "maturity date") and on each  anniversary of the maturity date  thereafter,  guarantees your Account Value will not be less than your Account  Value on the effective  date of your program  (called the  "Protected  Principal  Value").  The program also offers you the  opportunity  to elect a second,  enhanced  guaranteed  amount at a later date if your Account  Value has  increased, while preserving the guaranteed  amount  established on the effective date of your program.  The enhanced  guaranteed amount (called the "Enhanced  Protected  Principal Value")  guarantees that, after a separate  seven-year period following election of the enhanced guarantee and on each anniversary  thereafter,  your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program  monitors your Account Value daily and, if necessary,  systematically  transfers  amounts  between  variable  investment options you choose and Fixed  Allocations used to support the Protected  Principal  Value(s).  The program may be appropriate if you wish to protect a principal  amount  against  market  downturns as of a specific date in the future,  but also wish to invest in the variable  investment  options to participate in market  increases.  There is an additional charge if you elect the Guaranteed Return
Option Plus program.

The  guarantees  provided by the program  exist only on the  applicable  maturity  date(s) and on each  anniversary  of the maturity date(s)  thereafter.  However,  due to the ongoing  monitoring  of your  Account  Value and the  transfer of Account  Value  between variable  investment  options and Fixed Allocations to support our future  guarantees,  the program may provide some protection from significant market losses if you choose to surrender the Annuity or begin receiving annuity payments prior to a maturity date.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.
|X|      Base Guarantee:  Under the base guarantee,  American  Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter, your Account Value will be no less than the Protected Principal Value.
     On the maturity date and on each  anniversary  after the maturity date, if your Account Value is below the Protected  Principal
     Value,  American Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|      Enhanced  Guarantee:  On any anniversary  following  commencement of the program,  you can establish an enhanced guaranteed amount based on your current Account Value.  Under the enhanced  guarantee,  American Skandia guarantees that at the end of the seven year period  following the election of the enhanced  guarantee  (also  referred to as its "maturity  date"),  and on each anniversary of the maturity date thereafter,  your Account Value will be no less than the Enhanced  Protected  Principal Value.
     You can elect an enhanced  guarantee  more than once;  however,  a  subsequent  election  supersedes  the prior  election of an enhanced guarantee.  Election of an enhanced guarantee does not impact the base guarantee.  In addition, you may elect an "auto step-up" feature that will automatically  increase your base guarantee (or enhanced  guarantee,  if previously elected) on each anniversary of the program (and create a new, seven year maturity  period for the new enhanced  guarantee) if the Account Value as of that anniversary  exceeds the existing base guarantee (or enhanced  guarantee,  if previously elected) by 7% or more. You may also elect to terminate an enhanced guarantee.  If you elect to terminate the enhanced  guarantee,  the base guarantee will remain in effect.
     If you have elected the enhanced  guarantee,  on the  guarantee's  maturity date and on each  anniversary  of the maturity date thereafter,  if your Account Value is below the Enhanced  Protected  Principal  Value,  American  Skandia will apply additional amounts to your  Annuity  from its  general  account to  increase  your  Account  Value to be equal to the  Enhanced  Protected
     Principal Value.

Any  amounts  added to your  Annuity  will be applied,  if  necessary,  to any Fixed  Allocations  needed to support the  applicable guarantee  amount as of the  maturity  date or any  anniversary  of the  maturity  date.  Any  remaining  amounts  will be allocated pro-rata to your  Account  Value based on your  current  Sub-account  allocations.  We will notify you of any amounts  added to your
Annuity  under the  program.  The  Protected  Principal  Value is referred to as the "Base  Guarantee"  and the  Enhanced  Protected
Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your  Annuity,  while the program is in effect,  will reduce the base  guarantee  under the program as well as any enhanced  guarantee.  Cumulative  annual  withdrawals  up to 5% of the Protected  Principal  Value as of the  effective  date of the program  (adjusted  for any  subsequent  Purchase  Payments  and any  Credits  applied to such  Purchase  Payments)  will reduce the applicable  guaranteed amount by the actual amount of the withdrawal (referred to as the  "dollar-for-dollar  limit"). If the amount withdrawn is greater than the dollar-for-dollar  limit, the portion of the withdrawal equal to the  dollar-for-dollar  limit will be treated as  described  above,  and the  portion of the  withdrawal  in excess of the  dollar-for-dollar  limit will  reduce the base guarantee and the enhanced  guarantee  proportionally,  according to the formula as described in the rider for this benefit (see the examples  of this  calculation  below).  Withdrawals  will be taken  pro-rata  from the  variable  investment  options and any Fixed
Allocations.  Withdrawals  will be subject to all other  provisions of the Annuity,  including any Contingent  Deferred Sales Charge or Market Value Adjustment that would apply.

Charges  for other  optional  benefits  under the  Annuity  that are  deducted  as an annual  charge in arrears  will not reduce the applicable  guaranteed  amount under the  Guaranteed  Return Option Plus program,  however,  any partial  withdrawals  in payment of charges for the Plus40(TM)Optional Life  Insurance  Rider will be treated as withdrawals  and will reduce the  applicable  guaranteed amount.

The following examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GRO PlusSM program are October 13, 2003; 2.) an initial Purchase  Payment of $250,000;  3.) a base guarantee amount of $250,000;
and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 29, 2003 (in the first  Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still within the first Annuity  Year).  The Account Value  immediately before the withdrawal is $180,000.  As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A  $10,000  withdrawal  is  made  on  December  19,  2004  (second  Annuity  Year).  The  Remaining  Limit  has  been  reset  to the dollar-for-dollar limit of $12,500.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
o        The Remaining  Limit for the balance of the second  Annuity Year is also reduced by the amount  withdrawn  (from $12,500 to
         $2,500).

KEY FEATURE - Allocation of Account Value
In general,  you have  discretion  over the  allocation  of your  Account  Value that remains  allocated in the variable  investment options.  However,  we reserve the right to prohibit  investment in certain  Portfolios if you  participate in the program.  Account
Value is only transferred to and maintained in Fixed  Allocations to the extent we, in our sole discretion,  deem it is necessary to support our  guarantee(s)  under the program.  This permits your Annuity to participate in the upside  potential of the Sub-accounts while only transferring  amounts to Fixed Allocations to protect against  significant market downturns.  We monitor  fluctuations in your Account Value each business day, as well as the  prevailing  interest  rates on Fixed  Allocations,  the remaining  duration(s)
until the applicable maturity date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation trigger",  which  determines  whether Account Value must be transferred to or from Fixed  Allocation(s).  While you are not notified when your Account Value reaches a  reallocation  trigger,  you will receive a  confirmation  statement  indicating the transfer of a portion of your Account Value either to or from Fixed Allocation(s).

|X|      If your Account Value is greater than or equal to the reallocation  trigger,  your Account Value in the variable investment options  will  remain  allocated  according  to your most recent  instructions.  If a portion of Account  Value was  previously allocated  to a Fixed  Allocation  to support  the  applicable  guaranteed  amount,  all or a portion of those  amounts  may be transferred from the Fixed Allocation and re-allocated to the variable  investment  options pro-rata  according to your current allocations  (including  the model  allocations  under any asset  allocation  program  you may have  elected).  A Market  Value
     Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your Account Value is less than the  reallocation  trigger,  a portion of your Account Value in the variable  investment options will be  transferred  to a new Fixed  Allocation(s)  to support the  applicable  guaranteed  amount.  These amounts are transferred  on a pro-rata  basis from the  variable  investment  options.  The new Fixed  Allocation(s)  will have a Guarantee
     Period  equal to the time  remaining  until the  applicable  maturity  date(s).  The Account  Value  allocated to the new Fixed
     Allocation(s)  will be credited with the fixed interest  rate(s) then being credited to a new Fixed  Allocation(s)  maturing on the applicable  maturity date(s) (rounded to the next highest yearly duration).  The Account Value will remain invested in each applicable Fixed Allocation until the applicable  maturity date unless,  at an earlier date, your Account Value is greater than or equal to the  reallocation  trigger and,  therefore,  amounts can be  transferred to the variable  investment  options while maintaining the guaranteed protection under the program (as described above).

====================================================================================================================================
If a  significant  amount of your  Account  Value is  systematically  transferred  to Fixed  Allocations  to support  the  Protected
Principal Value and/or the Enhanced  Protected  Principal Value during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside  potential of the variable  investment  options if there is a subsequent  market recovery.  During the period prior to the maturity  date of the base  guarantee or any enhanced  guarantee,  or any  anniversary  of such maturity date(s),  a significant  portion of your Account Value may be allocated to Fixed Allocations to support any applicable guaranteed  amount(s).  If your Account Value is less than the  reallocation  trigger and new Fixed  Allocations must be established during  periods where the interest  rate(s) being  credited to such Fixed  Allocations  is extremely  low, a larger  portion of your
Account Value may need to be transferred to Fixed Allocations to support the applicable guaranteed amount(s).
====================================================================================================================================

Separate Fixed  Allocations  may be established in support of the Protected  Principal  Value and the Enhanced  Protected  Principal
Value (if elected).  There may also be  circumstances  when a Fixed  Allocation will be established only in support of the Protected
Principal Value or the Enhanced  Protected  Principal  Value. If you elect an enhanced  guarantee,  it is more likely that a portion of your Account  Value may be allocated to Fixed  Allocations  and will remain  allocated for a longer period of time to support the
Enhanced  Protected  Principal Value, even during a period of positive market  performance  and/or under  circumstances  where Fixed
Allocations  would not be necessary to support the  Protected  Principal  Value.  Further,  there may be  circumstances  where Fixed
Allocations in support of the Protected  Principal Value are transferred to the variable  investment options while Fixed Allocations in support of an Enhanced  Protected  Principal Value are not transferred  because they must remain invested in the Fixed Allocation in support of the higher enhanced guarantee.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its  discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism  and/or the  reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return  Option Plus  program can be elected at the time that you  purchase  your  Annuity,  or on any  business day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation in good order at our home office,  and the guaranteed amount will be based on your Account Value as of that date. If you  previously  elected the  Guaranteed  Return Option program and wish to elect the  Guaranteed  Return  Option Plus  program,  your prior  Guaranteed  Return  Option  program will be  terminated  (including  the guaranteed  amount(s))  and the  Guaranteed  Return Option Plus program will be added to your Annuity  based on the current  Account
Value.  This election of GRO PlusSM may result in a market value adjustment, which could increase or decrease your Account Value.

Termination of the Program
The Annuity Owner can elect to terminate the enhanced  guarantee but maintain the  protection  provided by the base  guarantee.  The
Annuity Owner also can terminate the  Guaranteed  Return Option Plus program  entirely.  An Annuity Owner who terminates the program entirely can  subsequently  elect to  participate  in the program again (based on the Account Value on that date) by furnishing  the documentation we require.  In a rising market,  an Annuity Owner could,  for example,  terminate the program on a given business day and two weeks later  reinstate  the program  with a higher base  guarantee  (and a new  maturity  date).  However,  your  ability to reinstate the program is limited by the  following:  (A) in any Annuity  Year, we do not permit more than two program  elections and
(B) a program reinstatement cannot be effected on the same business day on which a program termination was effected.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract);  (b) as of the date  Account  Value is applied  to begin  annuity  payments;  or (c) upon full  surrender  of the  Annuity.  If you elect to terminate the program prior to the applicable  maturity  date, the Guaranteed  Return Option Plus will no longer provide a guarantee of your  Account  Value.  The  surviving  spouse  may elect the  benefit  at any time  after the  death of the  Annuity  Owner.  The surviving  spouse's  election will be effective on the business day that we receive the required  documentation in good order at our home office, and the Account Value on that business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return Option Plus program will no longer be deducted from your Account  Value upon  termination  of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon inception of the program,  100% of your Account Value must be allocated to the variable  investment  options. No Fixed
     Allocations may be in effect as of the date that you elect to participate in the program.  However,  the  reallocation  trigger may transfer Account Value to Fixed Allocations as of the effective date of the program under some circumstances.
|X|      Annuity Owners cannot  allocate any portion of Purchase  Payments or transfer  Account Value to or from a Fixed  Allocation while  participating in the program,  and cannot  participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to the variable investment options.
|X|      Additional  Purchase Payments  (including any credits  associated with such Purchase Payments) applied to the Annuity while the program is in effect will increase the applicable  guarantee amount by the actual amount of the Purchase Payment;  however, all or a portion of any additional  Purchase  Payments  (including any credits  associated with such Purchase  Payments) may be allocated by us to Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account  Value by American  Skandia on the maturity  date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.

Charges under the Program
We deduct a charge equal to 0.25% of Account  Value per year to  participate  in the  Guaranteed  Return  Option Plus  program.  The annual  charge is deducted  daily  against your  Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed
Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia  for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

ASAP2 / FUSI AS2 / EVA / ASAP III / APEX / FUSI XT /EVA XT / WELLS XT / FUSI ASXT-4 / ASL / FUSI ASL /
WELLS ASL / WELLS APEX / AS PRO / WELLS VA+ / IMPACT / FT PORTFOLIOS / GAL 3 / ASL II /FUSI ASL II /
APEX II  - SUPP. (GRO Only) - (10/13/2003)                                                                              92001b0903